Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Greif 401(k) Retirement Plan
Supplemental Schedule

Employer ID No: 36-3268123; Plan No: 001

Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value (in millions)
	Equity Securities Mutual Funds
	Dodge & Cox Stock Fund	Mutual Fund	32.6
	Vanguard Institutional Index Fund	Mutual Fund	108.0
	DFA U.S. Targeted Value I Fund	Mutual Fund	6.4
	Fidelity Extended Market Index Fund	Mutual Fund	34.5
	Vanguard Small Cap Growth Index Fund	Mutual Fund	8.2
	Am Fds Euro Pacific Growth R6Fund	Mutual Fund	18.8
	DFA Emerg Mkt Core Eqty Portfolio	Mutual Fund	1.8
	Fidelity Global ex US Index Fund	Mutual Fund	21.6
			$231.9
	Fixed Income Mutual Funds
	PIMCO Total Return Fund	Mutual Fund	5.6
	PIMCO Real Return/Institutional Fund	Mutual Fund	28.8
			$34.4
	Common Collective Trusts
	Metlife Stable Value Sol J Fd	Common Collective Trust	$0.3
	Vanguard Target Retirement Inc Trust II	Common Collective Trust	10.1
	Vanguard Target Retirement 2020 Trust II	Common Collective Trust	19.3
	Vanguard Target Retirement 2025 Trust II	Common Collective Trust	24.8
	Vanguard Target Retirement 2030 Trust II	Common Collective Trust	81.1
	Vanguard Target Retirement 2035 Trust II	Common Collective Trust	42.2
	Vanguard Target Retirement 2040 Trust II	Common Collective Trust	75.5
	Vanguard Target Retirement 2045 Trust II	Common Collective Trust	35.4
	Vanguard Target Retirement 2050 Trust II	Common Collective Trust	43.2
	Vanguard Target Retirement 2055 Trust II	Common Collective Trust	27.4
	Vanguard Target Retirement 2060 Trust II	Common Collective Trust	19.4
	Vanguard Target Retirement 2065 Trust II	Common Collective Trust	7.4
	Vanguard Target Retirement 2070 Trust II	Common Collective Trust	2.6
	Winslow Large Cap Growth C Fd	Common Collective Trust	64.6
	T. Rowe Price Mid-Cap Growth Fund	Common Collective Trust	11.3
	Galliard Stable Return E	Common Collective Trust	71.6
	TS&W Collective/MID CAP Value TR	Common Collective Trust	4.9
			$541.1
	Guaranteed Investment Account
	John Hancock S Guaranteed	Guaranteed Investment Account	0.4

	Common Stock
*	Greif, Inc. Class A Common Stock	Common Stock	$8.5

	Loans to Participants
*	Participant notes receivable	Interest rates of 4.25% to 9.50% Due dates range from 2026-2050	19.1
			$835.4
* Indicates parties-in-interest to the Plan.

See accompanying Report of Independent Registered Public Accounting Firm